INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS - BALANCE SHEETS (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
ASSETS
Buildings and improvements, net of accumulated depreciation		$ 71,388,038		$ 106,780,964
Land		9,101,508		10,513,484
Other assets		8,097,265		12,676,256
Total Assets		88,586,811		129,970,704
LIABILITIES AND PARTNERS' CAPITAL
Mortgages and construction loans payable		56,488,011		90,024,070
Accounts payable and accrued expenses		1,427,922		1,716,220
Other liabilities		8,186,088		10,100,095
Total Liabilities		66,102,021		101,840,385
PARTNERS' CAPITAL
BF Garden Tax Credit Fund V L.P.	$ 20,608,918	20,608,918	$ 25,795,625	25,795,625
Other partners		1,875,872		2,334,694
Partners Capital		22,484,790		28,130,319
Liabilities and Stockholders' Equity		88,586,811		129,970,704
Series 47 [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		14,164,825		23,720,384
Land		1,950,947		2,573,828
Other assets		1,278,528		2,719,876
Total Assets		17,394,300		29,014,088
LIABILITIES AND PARTNERS' CAPITAL
Mortgages and construction loans payable		11,382,001		19,044,751
Accounts payable and accrued expenses		516,869		416,564
Other liabilities		355,153		384,136
Total Liabilities		12,254,023		19,845,451
PARTNERS' CAPITAL
BF Garden Tax Credit Fund V L.P.	4,451,190	4,451,190	7,847,152	7,847,152
Other partners		689,087		1,321,485
Partners Capital		5,140,277		9,168,637
Liabilities and Stockholders' Equity		17,394,300		29,014,088
Series 48 [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		9,530,634		12,446,561
Land		1,451,241		1,692,115
Other assets		737,279		1,358,136
Total Assets		11,719,154		15,496,812
LIABILITIES AND PARTNERS' CAPITAL
Mortgages and construction loans payable		9,318,977		12,742,531
Accounts payable and accrued expenses		238,650		229,469
Other liabilities		461,944		479,938
Total Liabilities		10,019,571		13,451,938
PARTNERS' CAPITAL
BF Garden Tax Credit Fund V L.P.	1,866,432	1,866,432	1,801,108	1,801,108
Other partners		(166,849)		243,766
Partners Capital		1,699,583		2,044,874
Liabilities and Stockholders' Equity		11,719,154		15,496,812
Series 49 [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		47,692,579		70,614,019
Land		5,699,320		6,247,541
Other assets		6,081,458		8,598,244
Total Assets		59,473,357		85,459,804
LIABILITIES AND PARTNERS' CAPITAL
Mortgages and construction loans payable		35,787,033		58,236,788
Accounts payable and accrued expenses		672,403		1,070,187
Other liabilities		7,368,991		9,236,021
Total Liabilities		43,828,427		68,542,996
PARTNERS' CAPITAL
BF Garden Tax Credit Fund V L.P.	$ 14,291,296	14,291,296	$ 16,147,365	16,147,365
Other partners		1,353,634		769,443
Partners Capital		15,644,930		16,916,808
Liabilities and Stockholders' Equity		$ 59,473,357		$ 85,459,804